Other disclosures - Risk Management and Principal Risks - Loans and advances at amortised cost by stage (audited) (Narrative) (Details) - GBP (£) £ in Millions		Dec. 31, 2019		Dec. 31, 2018	Jan. 01, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 1,119,650		£ 1,113,200
Financial assets designated at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		17,700		11,700	£ 11,700
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		680,053		658,934
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		686,683	[1]	665,975
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		620,406	[1]	591,215
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		57,419	[1]	65,573
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		6,630		7,041
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		804		787
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		2,543		2,865
Off balance sheet loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets				332,528
Off balance sheet loan commitments and financial guarantee contracts [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	[2]	340,938
Off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		341,260		332,799
Off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		321,140		309,989
Off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		19,185		22,126
Off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		322	[2]	271
Off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		97	[2]	99
Off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		170	[2]	150
Other financial assets subject to impairment [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		148,500		129,300
Other financial assets subject to impairment [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		800		600
Other financial assets subject to impairment [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		12		10
Other financial assets subject to impairment [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		2		£ 2
Other financial assets subject to impairment [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		149,300			129,900
Other financial assets subject to impairment [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 24			£ 12

[1]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £ 149.3 bn and impairment allowance of £ 24m . This comprises £ 12 m ECL on £ 148.5 bn Stage 1 assets, £ 2 m on £ 0.8 bn S tage 2 fair value through other comprehensive income asset s cash collateral and settlement assets and £10m on £10m Stage 3 other assets.

[2]	Excludes loan commitments and financial guarantees of £ 17.7 bn carried at fair value.